UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22736

Columbia ETF Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
SEMIANNUAL REPORT
June 30, 2023 (Unaudited)
Columbia Research Enhanced Real Estate ETF

Strategic Beta ETFs | Semiannual Report 2023
TABLE OF CONTENTS
Fund at a Glance 3
Understanding Your Fund’s Expenses 4
Portfolio of Investments 5
Statement of Assets and Liabilities 7
Statement of Operations 8
Statement of Changes in Net Assets 9
Financial Highlights 10
Notes to Financial Statements 11
Approval of Investment Management Services Agreement 17
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and
Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORTs are available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund April 2023
Henry Hom, CFA
Portfolio Manager
Managed Fund April 2023
Investment objective
Columbia Research Enhanced Real Estate ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Lionstone Research Enhanced REIT Index.
Portfolio breakdown (%) (at June 30, 2023 )
Common Stocks 99.3
Money Market Funds 0.7
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at June 30, 2023 )
Real Estate
Diversified REITs   2.5
Health Care REITs   4.7
Hotel & Resort REITs   3.3
Industrial REITs   19.2
Office REITs   2.2
Residential REITs   10.0
Retail REITs   19.8
Specialized REITs   38.3
Total 100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
4 Strategic Beta ETFs | Semiannual Report 2023
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended June 30, 2023.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
(a) Based on operations from April 26, 2023 (commencement of operations) through the stated period end.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
April 26, 2023 — June 30, 2023
Beginning account value
($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Research Enhanced Real Estate ETF 1,000.00 1,000.00 1,027.60
(a)
1,023.16 0.60
(a)
1.66 0.33
(a)

PORTFOLIO OF INVESTMENTS
June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Strategic Beta ETFs | Semiannual Report 2023 5
Notes to Portfolio of Investments
Common Stocks 99.0%
Issuer Shares Value ($)
Real Estate  99.0%
Diversified REITs 2.5%
American Assets Trust, Inc. 534 10,253
Empire State Realty Trust, Inc. Class A 637 4,771
Global Net Lease, Inc. 686 7,052
Star Holdings
(a)
117 1,717
WP Carey, Inc. 1,481 100,056
Total 123,849
Health Care REITs 4.6%
CareTrust REIT, Inc. 870 17,278
Healthpeak Properties, Inc. 4,804 96,561
Medical Properties Trust, Inc. 5,251 48,624
Omega Healthcare Investors, Inc. 1,544 47,385
Sabra Health Care REIT, Inc. 2,030 23,893
Total 233,741
Hotel & Resort REITs 3.3%
Apple Hospitality REIT, Inc. 2,010 30,371
Braemar Hotels & Resorts, Inc. 369 1,484
DiamondRock Hospitality Co. 1,104 8,843
Hersha Hospitality Trust Class A 157 956
Host Hotels & Resorts, Inc. 3,762 63,315
Park Hotels & Resorts, Inc. 1,182 15,153
RLJ Lodging Trust 1,068 10,968
Service Properties Trust 1,454 12,635
Summit Hotel Properties, Inc. 705 4,590
Sunstone Hotel Investors, Inc. 828 8,379
Xenia Hotels & Resorts, Inc. 742 9,134
Total 165,828
Industrial REITs 19.0%
Americold Realty Trust, Inc. 1,423 45,963
First Industrial Realty Trust, Inc. 871 45,849
LXP Industrial Trust 2,564 24,999
Prologis, Inc. 6,238 764,966
STAG Industrial, Inc. 1,260 45,209
Terreno Realty Corp. 504 30,290
Total 957,276
Office REITs 2.2%
Brandywine Realty Trust 1,508 7,012
Corporate Office Properties Trust 593 14,084
Franklin Street Properties Corp. 681 988
Highwoods Properties, Inc. 1,156 27,640
Hudson Pacific Properties, Inc. 1,240 5,233
Kilroy Realty Corp. 1,027 30,902
Office Properties Income Trust 427 3,288
Orion Office REIT, Inc. 622 4,111
Paramount Group, Inc. 1,428 6,326
Piedmont Office Realty Trust, Inc. Class A 1,356 9,858
Total 109,442
Residential REITs 9.9%
American Homes 4 Rent Class A 2,330 82,599
Apartment Income REIT Corp. 1,048 37,822
Common Stocks (continued)
Issuer Shares Value ($)
Apartment Investment and Management Co.
Class A 966 8,230
Equity LifeStyle Properties, Inc. 736 49,231
Invitation Homes, Inc. 4,030 138,632
Mid-America Apartment Communities, Inc. 761 115,566
Sun Communities, Inc. 491 64,056
Veris Residential, Inc.
(a)
361 5,794
Total 501,930
Retail REITs 19.6%
Agree Realty Corp. 634 41,457
Brixmor Property Group, Inc. 2,636 57,992
Federal Realty Investment Trust 429 41,514
Kite Realty Group Trust 1,926 43,027
Macerich Co. (The) 1,419 15,992
Necessity Retail REIT, Inc. (The) 1,180 7,977
NNN REIT, Inc. 957 40,950
Phillips Edison & Co., Inc. 772 26,310
Realty Income Corp. 3,482 208,189
Regency Centers Corp. 1,500 92,655
Simon Property Group, Inc. 2,874 331,890
SITE Centers Corp. 1,851 24,470
Spirit Realty Capital, Inc. 931 36,663
Tanger Factory Outlet Centers, Inc. 735 16,221
Whitestone REIT 434 4,210
Total 989,517
Specialized REITs 37.9%
American Tower Corp. 2,455 476,123
Crown Castle, Inc. 3,045 346,947
CubeSmart 1,184 52,877
Digital Realty Trust, Inc. 2,047 233,092
EPR Properties 824 38,563
Gaming and Leisure Properties, Inc. 1,375 66,633
Iron Mountain, Inc. 2,045 116,197
Outfront Media, Inc. 1,443 22,684
PotlatchDeltic Corp. 315 16,648
Public Storage 924 269,697
SBA Communications Corp. 570 132,103
Uniti Group, Inc. 2,073 9,577
Weyerhaeuser Co. 3,864 129,483
Total 1,910,624
Total Real Estate 4,992,207
Total Common Stocks
(Cost $4,903,534) 4,992,207
Money Market Funds 0.7%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.979%
(b)
36,357 36,357
Total Money Market Funds
(Cost $36,357) 36,357
Total Investments in Securities
(Cost $4,939,891) 5,028,564
Other Assets & Liabilities, Net 15,524
Net Assets 5,044,088
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at June 30, 2023.

PORTFOLIO OF INVESTMENTS
(continued)
June 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
6 Strategic Beta ETFs | Semiannual Report 2023
Abbreviation Legend
REIT Real Estate Investment Trust
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Real Estate 4,992,207 – – 4,992,207
Total Common Stocks 4,992,207 – – 4,992,207
Money Market Funds 36,357 – – 36,357
Total Investments in Securities 5,028,564 – – 5,028,564
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2023 7
Assets
Investments in securities, at value
Unaffiliated issuers (cost $4,939,891) $5,028,564
Receivable for:
Dividends 16,870
Total assets 5,045,434
Liabilities
Payable for:
Investment management fees 1,346
Total liabilities 1,346
Net assets applicable to outstanding capital stock $5,044,088
Represented by:
Paid-in capital $4,947,822
Total distributable earnings (loss) 96,266
Total - representing net assets applicable to outstanding capital stock $5,044,088
Shares outstanding 250,050
Net asset value per share $20.17

STATEMENT OF OPERATIONS
For the period from April 26, 2023 (commencement of operations) through June 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
8 Strategic Beta ETFs | Semiannual Report 2023
Investment Income:
Dividends - unaffiliated issuers $51,664
Total income 51,664
Expenses:
Investment management fees 2,945
Total expenses 2,945
Net Investment Income 48,719
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (823)
Net realized loss (823)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 88,673
Net change in unrealized appreciation 88,673
Net realized and unrealized gain 87,850
Net Increase in net assets resulting from operations $136,569

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Semiannual Report 2023 9
Six Months Ended
June 30, 2023
(a)
(Unaudited)
Operations
Net investment income $48,719
Net realized loss (823)
Net change in unrealized appreciation 88,673
Net increase in net assets resulting from operations 136,569
Distributions to shareholders
Net investment income and net realized gains (40,303)
Increase in net assets 96,266
Net Assets:
Net assets beginning of period 4,947,822
(b)
Net assets at end of period $5,044,088
Capital stock activity
Shares outstanding, beginning of period 250,050
Shares outstanding, end of period 250,050
(a) Based on operations from April 26, 2023 (commencement of operations) through the stated period end.
(b) Initial cash of $1,000 was contributed on April 20, 2023 and securities of $5,000,000 were contributed on April 25, 2023. Prior to April 26,
2023 (commencement of operations), the Fund had a decrease in net assets of $53,178 resulting from change in unrealized depreciation due to market fluctuation of the initial securities contributed.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
10 Strategic Beta ETFs | Semiannual Report 2023
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratio of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Six Months Ended
June 30, 2023
(Unaudited)
(a)
Per share data
Net asset value, beginning of period $ 19 .79
Income (loss) from investment operations:
Net investment income 0 .19
Net realized and unrealized gain 0 .35
Total from investment operations 0 .54
Less distributions to shareholders:
Net investment income ( 0 .16 )
Total distribution to shareholders ( 0 .16 )
Net asset value, end of period $ 20 .17
Total Return at NAV 2 .76%
Total Return at Market 3 .33%
Ratios to average net assets:
Total gross expenses
(b)
0 .33%
Total net expenses
(b)(c)
0 .33%
Net investment income 5 .46%
Supplemental data
Net assets, end of
period
(in thousands) $ 5,044
Portfolio turnover 0%
(a) The Fund commenced operations on April 26, 2023. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 11
Note 1. Organization
Columbia Research Enhanced Real Estate ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
On April 20, 2023, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $1,000 of cash in the Fund, which represented the initial capital for the Fund at $20 per share. On April 25, 2023, Wells Fargo invested $5,000,000 of securities in the Fund at
$20 per share. Shares of the Fund were first offered to the public on April 26, 2023.
These financial statements cover the period from April 26, 2023 (commencement of operations) through June 30, 2023.
All references to the six months ended June 30, 2023 refer to the period from April 26, 2023 through June 30, 2023.
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

NOTES TO FINANCIAL STATEMENTS
(continued)
June 30, 2023 (Unaudited)
12 Strategic Beta ETFs | Semiannual Report 2023
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

NOTES TO FINANCIAL STATEMENTS
(continued)
June 30, 2023 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 13
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder
Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.33% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.

NOTES TO FINANCIAL STATEMENTS
(continued)
June 30, 2023 (Unaudited)
14 Strategic Beta ETFs | Semiannual Report 2023
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $0 and $42,479, respectively, for the six months ended June 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended June 30, 2023, the cost basis of securities contributed was $4,946,836.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended June 30, 2023, the Fund did not have in-kind redemptions.
Note 7. Significant risks
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a
Federal Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
4,939,891 180,276 (91,603) 88,673

NOTES TO FINANCIAL STATEMENTS
(continued)
June 30, 2023 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 15
result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto
(including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the Index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Real estate sector risk
The risks associated with investments in real estate investment trusts (REITs) subject the Fund to risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of such investments may be affected by, among other factors, changes in the value of the underlying properties owned by the issuer, changes in the prospect for earnings and/or cash flow growth of the investment, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.
REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

NOTES TO FINANCIAL STATEMENTS
(continued)
June 30, 2023 (Unaudited)
16 Strategic Beta ETFs | Semiannual Report 2023
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 17
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Research Enhanced Real Estate ETF (the Fund). Under an
investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds in the Columbia Fund family (collectively, the Columbia Funds).
At their meeting on December 15, 2022, the Board of Trustees (the Board) and the independent Board members (the
Independent Trustees) of Columbia ETF Trust I (the Trust) unanimously approved, for an initial two-year term, the IMS
Agreement with the Investment Manager with respect to the Fund, a series of the Trust. As detailed below, the Board and the Board’s Investment Review Committee (the Committee) met to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the IMS Agreement.
On an annual basis, the Board, including the Independent Trustees, considers renewal of the Columbia Funds’ advisory agreements. This year, as part of its considerations, the Board noted that it had approved the Fund’s IMS Agreement on
December 15, 2022. Because the Fund had only recently commenced operations, the Board was not able to compare the
Fund’s investment performance to the returns of a group of comparable funds. The Board noted that, in connection with its next review and consideration of the continuation of the IMS Agreement, it expected to consider the overall investment performance of the Fund in relation to the annualized return for various time periods of both a group of comparable funds, as determined by the independent third-party data provider, and a benchmark. The Board considered that there were no material developments with respect to the Fund that would warrant a different conclusion that that reached in connection with its initial approval of the Fund’s IMS Agreement.
General conclusions in connection with the Trustees’ initial approval of the fund’s IMS agreement
In connection with their deliberations regarding the proposed IMS Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the IMS Agreement, and discussed these materials with representatives of the Investment Manager at the Committee and Board meetings held in November
2022. The Committee and the Board also discussed other materials provided by the Investment Manager in connection with the Board’s most recent annual approval of the continuation of the investment management services agreements with respect to other series of the Trust with representatives of the Investment Manager at the Contracts Committee
and Board meetings held in November 2021 and March, April and June 2022. The Committee and the Board also consulted with the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the
Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations.
The Board considered its discussion relating to the renewal of advisory agreements with respect to other series of the
Trust and, in that connection, the discussion by independent legal counsel of the factors that should be considered in determining whether to approve or renew an investment management agreement. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the IMS Agreement. Among other things, the information and factors considered included the following:
Information on the Fund’s proposed management fees and anticipated total expenses;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
18 Strategic Beta ETFs | Semiannual Report 2023
The expected profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the IMS Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager to the Columbia Funds. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services to be provided by The Bank of New York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with
BNYM, as BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services to be provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, including the relatively broad scope of services required to be performed, as well as each of the other proposed agreements and plans for the Fund. The
Board observed that the proposed agreements and plans were substantively identical to the form of existing agreements and plans with respect to other series of the Trust discussed at its June meeting. The Board also noted the wide array of legal and compliance services provided by the Investment Manager to such series.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services to be provided to the
Fund under the IMS Agreement supported the approval of the IMS Agreement.
Investment performance
Because the Fund had not yet commenced operations, the Board did not have investment performance to compare to the returns of a group of comparable funds. The Board noted the overall performance of the Investment Manager and its affiliate, Lionstone, in employing real estate-related investment strategies.
The Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager, in light of other considerations, supported the approval of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board considered the proposed unitary fee structure to be utilized by the Fund, observing that many of the competitors of the
Fund have adopted similar unitary fee structures. The Board accorded particular weight to the notion that a primary

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2023 19
objective of the proposed level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board considered that the proposed unitary management fee was below the median net expense ratio of peer funds.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed levels of management fees and expenses of the Fund, in light of other considerations, supported the approval of the IMS Agreement.
The Board considered the expected profitability of the Investment Manager in connection with the Investment Manager providing management services to the Fund. The Board also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers and overall reputational advantages. They noted
that the fees to be paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the IMS Agreement.
Economies of scale
The Board considered that the proposed IMS Agreement provides for a unitary fee level that does not include pre-
established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the IMS Agreement. In reaching its conclusions, no single factor was determinative.
On December 15, 2022, the Board, including all of the Independent Trustees, determined that fees payable under the
IMS Agreement were fair and reasonable in light of the extent and quality of services provided and approved the IMS
Agreement.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR322_12_N01_(08/23)
CET001873
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

 (b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N -CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia ETF Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2023

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 22, 2023

By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 22, 2023